Contingent Liabilities - Additional Information (Detail)		12 Months Ended
	Oct. 17, 2014 Application Actions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ZAR	Dec. 31, 2014 Application	Dec. 31, 2012 Application	Aug. 21, 2008 USD ($)	Aug. 21, 2008 ZAR
Loss Contingencies [Line Items]
Number of court actions | Actions	2
Number of consolidated court applications	1
South Deep Gold Mine
Loss Contingencies [Line Items]
Ownership Interests, percent		50.00%	50.00%
Randgold and Exploration Summons
Loss Contingencies [Line Items]
Randgold and Exploration summons, highest claims						$ 800,000,000	ZAR 12,000,000,000
Randgold and Exploration summons, lowest claims						700,000,000	11,000,000,000
Randgold and Exploration summons, alternative claims						$ 34,000,000	ZAR 519,000,000
Silicosis [Member]
Loss Contingencies [Line Items]
Number of court applications				2	2
Plaintiffs claim amount		$ 2,000,000	ZAR 25,000,000
Interest rate		15.50%	15.50%